Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 89,998	$ 117,662
Prepaid expenses and other current assets	6,115	10,630
Total current assets	96,113	128,292
NON-CURRENT ASSETS:
Property and equipment, net	8,782	9,906
Intangible assets, net	4	8
Operating lease right of use assets	53,496	0
Other non-current assets	3,739	2,919
Total assets	162,134	141,125
CURRENT LIABILITIES:
Accounts payable	7,881	5,187
Accrued expenses and other current liabilities	7,217	15,497
Operating lease liabilities, current	11,000	0
Total current liabilities	26,098	20,684
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	46,407	0
Total liabilities	72,505	20,684
Commitments and contingencies (Note 10)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	498,449	467,213
Accumulated other comprehensive gain (loss)	(1,496)	9,472
Accumulated deficit	(407,461)	(356,381)
Total shareholders’ equity	89,629	120,441
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	162,134	141,125
Deferred Shares One
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 137	$ 137